Warrant Liability (Details) - Schedule of the warrant liability - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability (Details) - Schedule of the warrant liability [Line Items]
Balance-beginning of period	$ 2,176,686
Warrants issued as part of convertible promissory note		2,946,066
Impact of warrants exercised during the year		(385,190)
Change in fair value	(9,192,271)	(384,190)
Balance-end of period	2,734,804	2,176,686
Warrants issued	12,533,230
Exercise of pre-funded warrants	(2,782,841)
November 3, 2021 [Member]
Warrant Liability (Details) - Schedule of the warrant liability [Line Items]
Balance-beginning of period	2,176,686
Warrants issued as part of convertible promissory note		2,946,066
Impact of warrants exercised during the year		(385,190)
Change in fair value	(1,978,953)	(384,190)
Balance-end of period	197,733	2,176,686
Warrants issued
Exercise of pre-funded warrants
January 11, 2022 [Member]
Warrant Liability (Details) - Schedule of the warrant liability [Line Items]
Balance-beginning of period
Warrants issued as part of convertible promissory note
Impact of warrants exercised during the year
Change in fair value	(6,976,688)
Balance-end of period	501,330
Warrants issued	10,038,418
Exercise of pre-funded warrants	(2,560,400)
October 12, 2022 [Member]
Warrant Liability (Details) - Schedule of the warrant liability [Line Items]
Balance-beginning of period
Warrants issued as part of convertible promissory note
Impact of warrants exercised during the year
Change in fair value	(236,630)
Balance-end of period	2,035,741
Warrants issued	2,494,812
Exercise of pre-funded warrants	$ (222,441)